COMMITMENTS, CONTINGENCIES AND OTHER MATTERS (Details)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 37,000
2021	37,000
2022	36,000
2023	1,000
2024	1,000
Thereafter	1,000
Operating leases, future minimum payments due	$ 113,000